24. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
UPC
Disclosure of transactions between related parties [line items]
Due from related party	$ 383	$ 160
Namdo Management Services Ltd
Disclosure of transactions between related parties [line items]
Investor relations, administrative service fees and other expenses	147	140
Due to related party	0	0
Lundin S.A
Disclosure of transactions between related parties [line items]
Office expenses	46	23
Due to related party	$ 0	$ 6